Unaudited condensed consolidated statements of changes in partners' equity - USD ($) $ in Thousands	General partner units	Common units	Class B units	Preference units	Total
Balance as of beginning of the period at Dec. 31, 2019	$ 11,271	$ 606,811		$ 347,889	$ 965,971
Balance as of beginning of the period (in units) at Dec. 31, 2019	1,021,336	46,860,182	2,490,000	14,350,000
Equity offering costs		$ (114)			(114)
Number of units of settlement of awards vested during the period		68,432
Repurchases of common units		$ (996)			(996)
Number of units of repurchases of common units		(191,490)
Distributions declared (Note 5)	$ (702)	$ (32,019)		$ (15,164)	(47,885)
Share-based compensation, net of accrued distribution	11	482			493
Partnership's profit	155	7,063		15,164	22,382
Partnership's total comprehensive income	155	7,063		15,164	22,382
Balance as of end of the period at Jun. 30, 2020	$ 10,735	$ 581,227		$ 347,889	939,851
Balance as of end of the period (in units) at Jun. 30, 2020	1,021,336	46,737,124	2,490,000	14,350,000
Balance as of beginning of the period at Dec. 31, 2020	$ 11,028	$ 594,901		$ 347,889	953,818
Balance as of beginning of the period (in units) at Dec. 31, 2020	1,021,336	47,517,824	2,075,000	14,350,000
Net proceeds from public offerings of common units and issuances of general partner units (Note 5)	$ 205	$ 9,593			9,798
Number of common units in public offering or general partner units (Note 5)	56,158	3,195,401
Number of units of settlement of awards vested during the period		8,976
Distributions declared (Note 5)	$ (20)	$ (950)		$ (15,164)	(16,134)
Share-based compensation, net of accrued distribution	4	172			176
Partnership's profit	732	34,127		15,164	50,023
Partnership's total comprehensive income	732	34,127		15,164	50,023
Balance as of end of the period at Jun. 30, 2021	$ 11,949	$ 637,843		$ 347,889	$ 997,681
Balance as of end of the period (in units) at Jun. 30, 2021	1,077,494	50,722,201	2,075,000	14,350,000